FIRST FINANCICAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet
Balance Sheets

	December 31,
(Dollars in thousands)	2011	2010
Assets
Cash	$111,657	$117,784
Investment securities, available for sale	2,682	2,966
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial banks	573,295	557,743
Nonbanks	18,659	19,102
Total investment in subsidiaries	591,954	576,845

Loans
Real estate – commercial	0	3,551
Total loans	0	3,551
Allowance for loan and lease losses	0	131
Net loans	0	3,420
Premises and equipment	1,842	2,038
Other assets	14,889	15,078
Total assets	$730,524	$725,631

Liabilities
Subordinated debentures	$0	$20,620
Dividends payable	16,196	5,854
Other liabilities	2,107	1,763
Total liabilities	18,303	28,237
Shareholders’ equity	712,221	697,394
Total liabilities and shareholders’ equity	$730,524	$725,631

Schedule of Condensed Income Statement
Statements of Income

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Income
Interest income	$70	$192	$296
Noninterest income	0	143	0
Dividends from subsidiaries	48,700	60,700	40,700
Total income	48,770	61,035	40,996

Expenses
Interest expense	391	1,221	1,851
Provision for (recovery of) loan and lease losses	739	(37)	146
Salaries and employee benefits	4,449	3,377	2,949
Miscellaneous professional services	719	928	384
Other	5,240	3,190	2,443
Total expenses	11,538	8,679	7,773
Income before income taxes and equity in undistributed net earnings of subsidiaries	37,232	52,356	33,223
Income tax benefit	(4,263)	(3,162)	(2,597)
Equity in undistributed earnings of subsidiaries	25,244	3,733	185,517
Net income	$66,739	$59,251	$221,337

Schedule of Condensed Cash Flow Statement
Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Operating activities
Net income	$66,739	$59,251	$221,337
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiaries	(25,244)	(3,733)	(185,517)
Provision for (recovery of) loan and lease losses	739	(37)	146
Depreciation and amortization	31	42	67
Stock-based compensation expense	3,935	3,084	2,799
Pension expense	0	0	34
Deferred income taxes	(509)	(569)	(416)
Increase (decrease) in dividends payable	10,342	710	(1,228)
(Decrease) increase in accrued expenses	(10,003)	(140)	1,094
(Increase) decrease in other assets	(241)	170	573
Net cash provided by operating activities	45,789	58,778	38,889

Investing activities
Capital contributions to subsidiaries	0	0	(71,500)
Proceeds from calls and maturities of investment securities	158	0	0
Purchases of investment securities, available-for-sale	(137)	(290)	(127)
Net decrease (increase) in loans	2,681	(1,743)	2,113
Purchases of premises and equipment	0	(1,285)	0
Other	514	(548)	674
Net cash (used in) provided by investing activities	3,216	(3,866)	(68,840)

Financing activities
Decrease in short-term borrowings	0	0	(57,000)
Redemption of junior subordinated debentures	(20,620)	0	0
Cash dividends paid on common stock	(35,312)	(22,490)	(19,024)
Cash dividends paid on preferred stock	0	(1,100)	(3,578)
Issuance of common stock	0	91,224	97,985
Payment to repurchase preferred stock	0	(80,000)	0
Proceeds from exercise of stock options, net of shares purchased	63	272	0
Excess tax benefit (liability) on share-based compensation	259	535	(189)
Other	478	(1,086)	0
Net cash (used in) provided by financing activities	(55,132)	(12,645)	18,194
(Decrease) increase in cash	(6,127)	42,267	(11,757)
Cash at beginning of year	117,784	75,517	87,274
Cash at end of year	$111,657	$117,784	$75,517